Expenses - Summary of Changes in Inventories and Raw Materials and Consumables Used (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Changes In Inventories And Raw Materials And Consumables Used [Abstract]
Consumption of finished goods, raw materials and other consumables	€ 53,099	€ 45,979
Scrap stock, slow moving & obsolete accrual	616	(932)
Work carried out by other companies	2,034	281
Total	€ 55,749	€ 45,328